SUMMARY OF RESTRICTED STOCK AWARD (Details) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Unvested number of RSA, Granted		7,142
Equity Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Unvested number of RSA, Granted	0
Restricted Stock [Member] | Equity Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Restricted stock awards, Beginning Balance	114,920
Weighted-average grant price, Beginning Balance	$ 3.56
FMV on grant date, Beginning Balance	409,437
Vested number of RSA, Beginning Balance	96,041
Unvested number of RSA, Beginning Balance	18,879
Restricted stock awards, Granted	431,028
Weighted-average grant price, Granted	$ 1.89
FMV on grant date, Granted	813,717
Vested number of RSA, Granted	339,263
Unvested number of RSA, Granted	91,765
Restricted stock awards, Forfeited	(4,979)
Weighted-average grant price, Forfeited	$ 2.76
FMV on grant date, Forfeited	(13,754)
Vested number of RSA, Forfeited	(4,979)
Unvested number of RSA, Forfeited
Restricted stock awards, Ending Balance	540,969	114,920
Weighted-average grant price, Ending Balance	$ 2.24	$ 3.56
FMV on grant date, Ending Balance	1,209,400	409,437
Vested number of RSA, Ending Balance	430,325	96,041
Unvested number of RSA, Ending Balance	110,644	18,879